Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt	Debt
The following is a summary of outstanding debt (in millions):

As of December 31	2019	2018
Commercial paper	$112	$250
5.00% Senior Notes due September 2020	600	599
2.80% Senior Notes due March 2021	399	398
2.20% Senior Notes due November 2022	497	—
4.00% Senior Notes due November 2023	348	348
3.50% Senior Notes due June 2024	597	596
3.875% Senior Notes due December 2025	746	746
2.875% Senior Notes due May 2026 (EUR 500M)	550	562
8.205% Junior Subordinated Notes due January 2027	521	521
4.50% Senior Notes due December 2028	346	347
3.75% Senior Notes due May 2029	744	—
6.25% Senior Notes due September 2040	296	296
4.25% Senior Notes due December 2042	199	198
4.45% Senior Notes due May 2043	246	246
4.60% Senior Notes due June 2044	544	544
4.75% Senior Notes due May 2045	593	592
Other	1	1
Total debt	7,339	6,244
Less: Short-term debt and current portion of long-term debt	712	251
Total long-term debt	$6,627	$5,993

Notes
On November 15, 2019, Aon Corporation issued $500 million 2.20% Senior Notes due November 2022. The Company used the net proceeds of the offering to pay down a portion of outstanding commercial paper and for general corporate purposes.
In September 2019, the Company’s $600 million 5.00% Senior Notes due September 2020 were classified as Short-term debt and current portion of long-term debt in the Consolidated Statement of Financial Position as the date of maturity is in less than one year.
On May 2, 2019, Aon Corporation issued $750 million 3.75% Senior Notes due May 2029. The Company used the net proceeds of the offering to pay down a portion of outstanding commercial paper and for general corporate purposes.
On December 3, 2018, Aon Corporation issued $350 million 4.50% Senior Notes due December 2028. The Company used the net proceeds of the offering to pay down a portion of outstanding commercial paper and for general corporate purposes.
Each of the notes issued by Aon plc is fully and unconditionally guaranteed by Aon Corporation, and each of the notes issued by Aon Corporation is fully and unconditionally guaranteed by Aon plc. Refer to Note 19 “Guarantee of Registered Securities” for additional information regarding guarantees of outstanding debt securities. Each of the notes described and identified in the table above contains customary representations, warranties, and covenants, and the Company was in compliance with all such covenants as of December 31, 2019.
Repayments of total debt are as follows (in millions):

2020	$712
2021	400
2022	500
2023	350
2024	600
Thereafter	4,882
Total Repayments	7,444
Unamortized discounts, premiums, and debt issuance costs	(105)
Total Debt	$7,339

Revolving Credit Facilities
As of December 31, 2019, Aon plc had two primary committed credit facilities outstanding: its $900 million multi-currency U.S. credit facility expiring in February 2022 and its $400 million multi-currency U.S. credit facility expiring in October 2023.
Each of these facilities includes customary representations, warranties, and covenants, including financial covenants that require Aon to maintain specified ratios of adjusted consolidated EBITDA to consolidated interest expense and consolidated debt to adjusted consolidated EBITDA, in each case, tested quarterly. At December 31, 2019, Aon did not have borrowings under either credit facility, and was in compliance with the financial covenants and all other covenants contained therein during the twelve months ended December 31, 2019.
Commercial Paper
Aon Corporation, a wholly owned subsidiary of Aon plc, has established a U.S. commercial paper program, and Aon plc has established a European multi-currency commercial paper program. Commercial paper may be issued in aggregate principal amounts of up to $600 million under the U.S. program and €525 million under the European program, not to exceed the amount of the Company’s committed credit, which was $1.3 billion at December 31, 2019. The U.S. commercial paper program is fully and unconditionally guaranteed by Aon plc and the European multi-currency commercial paper program is fully and unconditionally guaranteed by Aon Corporation.
Commercial paper outstanding, which is included in Short-term debt and current portion of long-term debt in the Company’s Consolidated Statements of Financial Position, is as follows (in millions):

As of December 31	2019	2018
Commercial paper outstanding	$112	$250

The weighted average commercial paper outstanding and its related interest rates are as follows (in millions, except percentages):

Years ended December 31	2019	2018
Weighted average commercial paper outstanding	$511	$580
Weighted average interest rate of commercial paper outstanding	0.27%	0.84%